Commitments and contingencies (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	$ 256,555
Tax Assesment, Penalties Expense	350,973
Tax Assesments, penalties and interest expenses	607,528
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	12,220
Tax Assesment, Penalties Expense	46,710
Tax Assesments, penalties and interest expenses	58,930
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	10,990
Tax Assesment, Penalties Expense	51,938
Tax Assesments, penalties and interest expenses	62,928
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesment, Penalties Expense	17,845
Tax Assesments, penalties and interest expenses	30,221
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesment, Penalties Expense	12,968
Tax Assesments, penalties and interest expenses	33,765
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	56,388
Tax Assesment, Penalties Expense	51,219
Tax Assesments, penalties and interest expenses	107,607
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	62,581
Tax Assesment, Penalties Expense	105,225
Tax Assesments, penalties and interest expenses	167,806
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesment, Penalties Expense	65,068
Tax Assesments, penalties and interest expenses	114,123
Year 2014 - 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	32,148
Tax Assesment, Penalties Expense	0
Tax Assesments, penalties and interest expenses	$ 32,148